Note 8 - Staff Numbers and Costs (Details Textual)	3 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Statement Line Items [Line Items]
Key management personnel compensation, short-term employee benefits	$ 388,000	$ 2,354,000	$ 2,281,000	$ 3,014,000
Directors [Member]
Statement Line Items [Line Items]
Key management personnel compensation, short-term employee benefits	103,925	611,450	1,130,570
Highest Paid Director [Member]
Statement Line Items [Line Items]
Key management personnel compensation, short-term employee benefits	$ 62,136	$ 254,084	$ 407,682
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Number of employees	10	10	11